THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 103.9%

	Shares	Value
CHINA — 103.9%
Communication Services — 1.9%
37 Interactive Entertainment Network Technology Group, Cl A	19,300	$41,116
Focus Media Information Technology, Cl A	90,972	87,112
Focus Technology, Cl A	9,100	51,664
Hangzhou Shunwang Technology, Cl A	20,100	46,023
Shenzhen Bingchuan Network, Cl A	48,100	129,463
		355,378
Consumer Discretionary — 11.7%
Autel Intelligent Technology, Cl A	36,800	196,293
BYD, Cl A	12,700	488,971
Fuyao Glass Industry Group, Cl A	20,400	173,392
Gree Electric Appliances of Zhuhai, Cl A	40,700	251,967
Haier Smart Home, Cl A	40,000	155,118
Hisense Home Appliances Group, Cl A	17,000	66,921
Huizhou Desay Sv Automotive, Cl A	2,300	34,496
Kunshan Huguang Auto Harness, Cl A	23,100	102,670
Midea Group, Cl A	64,340	659,219
Seres Group, Cl A	7,200	130,819
		2,259,866
Consumer Staples — 14.2%
Eastroc Beverage Group, Cl A	14,060	475,951
Foshan Haitian Flavouring & Food, Cl A	18,620	116,415
Guangdong Haid Group, Cl A	27,500	183,733
Inner Mongolia Yili Industrial Group, Cl A	16,900	69,474
Kweichow Moutai, Cl A	5,072	1,052,881
Laobaixing Pharmacy Chain JSC, Cl A	32,200	71,799
Muyuan Foods, Cl A	16,700	87,441
Wens Foodstuff Group, Cl A	57,800	129,984
Wuliangye Yibin, Cl A	21,800	415,838
Zhanjiang Guolian Aquatic Products, Cl A *	152,000	78,469
		2,681,985
Energy — 1.2%
China Shenhua Energy, Cl A	22,200	131,479
Shaanxi Coal Industry, Cl A	30,600	96,950
		228,429
Financials — 29.5%
Agricultural Bank of China, Cl A	342,200	248,907
Bank of Changsha, Cl A	38,300	46,378
Bank of China, Cl A	187,400	140,649
Bank of Hangzhou, Cl A	70,300	139,901
Bank of Jiangsu, Cl A	287,930	385,136

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
CHINA (continued)
Financials (continued)
Bank of Nanjing, Cl A	89,500	$129,834
China CITIC Bank, Cl A	47,200	44,876
China Everbright Bank, Cl A	87,500	46,125
China Life Insurance, Cl A	68,700	392,277
China Merchants Bank, Cl A	170,497	912,693
China Pacific Insurance Group, Cl A	96,215	446,640
China Zheshang Bank, Cl A	104,400	41,382
Guotai Junan Securities, Cl A	48,500	123,207
Hithink RoyalFlush Information Network, Cl A	3,800	148,812
Huatai Securities, Cl A	50,619	121,282
Huaxia Bank, Cl A	62,400	68,082
Jiangsu Changshu Rural Commercial Bank, Cl A	86,420	89,110
New China Life Insurance, Cl A	67,100	454,249
People's Insurance Group of China, Cl A	270,100	280,346
Ping An Insurance Group of China, Cl A	133,800	959,555
Postal Savings Bank of China, Cl A	217,200	168,044
Shanghai Pudong Development Bank, Cl A	209,200	293,219
		5,680,704
Health Care — 5.8%
Changzhou Qianhong Biopharma, Cl A	124,800	105,395
Dong-E-E-Jiao, Cl E	22,800	194,785
Huadong Medicine, Cl A	19,200	90,488
Jiangsu Hengrui Pharmaceuticals, Cl A	32,300	201,944
Jiangsu Kanion Pharmaceutical, Cl A	63,800	118,362
Shenzhen Mindray Bio-Medical Electronics, Cl A	3,856	133,935
Zhejiang Medicine, Cl A	125,300	270,688
		1,115,597
Industrials — 17.0%
Beijing New Building Materials, Cl A	8,000	33,029
China State Construction Engineering, Cl A	532,900	435,524
Contemporary Amperex Technology, Cl A	23,184	840,011
COSCO SHIPPING Holdings, Cl A	256,300	541,122
CTS International Logistics, Cl A	117,200	102,649
Dongguan Yiheda Automation, Cl A	11,900	40,069
Henan Pinggao Electric, Cl A	66,400	173,654
Henan Thinker Automatic Equipment, Cl A	38,100	123,410
NARI Technology, Cl A	49,600	170,389
Ningbo Deye Technology, Cl A	19,800	228,705
Shaanxi Construction Engineering Group, Cl A	383,500	234,023
Sumec, Cl A	79,600	100,835
Xiamen Xiangyu, Cl A	55,000	48,621

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
CHINA (continued)
Industrials (continued)
Yutong Bus, Cl A	24,845	$89,275
Zhejiang Huayou Cobalt, Cl A	12,400	49,421
Zhejiang Tony Electronic, Cl A *	15,000	34,918
		3,245,655
Information Technology — 15.7%
Anji Microelectronics Technology Shanghai, Cl A	9,400	178,435
Anker Innovations Technology, Cl A	17,020	226,362
Beijing Huafeng Test & Control Technology, Cl A	3,200	45,549
Bestechnic Shanghai, Cl A	2,800	124,094
BOE Technology Group, Cl A	95,400	57,046
Eoptolink Technology, Cl A	7,700	121,224
Espressif Systems Shanghai, Cl A	9,560	283,877
Foxconn Industrial Internet, Cl A	58,000	169,856
GigaDevice Semiconductor, Cl A *	5,400	78,556
Hangzhou Sunrise Technology, Cl A	43,900	100,280
Hygon Information Technology, Cl A	4,800	97,935
Luxshare Precision Industry, Cl A	38,300	212,642
MeiG Smart Technology, Cl A	28,600	116,714
Montage Technology, Cl A	9,600	88,788
Motorcomm Electronic Technology, Cl A *	8,400	113,274
Ninestar, Cl A *	61,000	234,063
Shengyi Technology, Cl A	64,100	209,985
Visionox Technology, Cl A *	47,800	66,932
Will Semiconductor Shanghai, Cl A	15,000	213,328
Xiamen Faratronic, Cl A	4,400	71,273
Yealink Network Technology, Cl A	16,800	88,331
Zhejiang Jiecang Linear Motion Technology, Cl A	12,400	41,736
Zhejiang Lante Optics, Cl A	24,800	91,545
		3,031,825
Materials — 6.0%
Baoshan Iron & Steel, Cl A	69,800	66,553
CMOC Group, Cl A	224,300	203,173
DeHua TB New Decoration Materials, Cl A	56,800	91,914
Jinyuan EP, Cl A *	74,400	49,961
Shanjin International Gold, Cl A	32,500	68,041
Yunnan Aluminium, Cl A	30,400	56,026
Zhejiang NHU, Cl A	110,800	331,577
Zijin Mining Group, Cl A	131,300	270,416
		1,137,661
Utilities — 0.9%
China Yangtze Power, Cl A	29,400	118,337

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
CHINA (continued)
Utilities (continued)
CHN Energy Changyuan Electric Power, Cl A	88,600	$57,325
		175,662
TOTAL COMMON STOCK
(Cost $17,420,499)		19,912,762

TOTAL INVESTMENTS— 103.9%
(Cost $17,420,499)		$19,912,762

Percentages are based on Net Assets of $19,156,426.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

JSC — Joint Stock Company

RAY-QH-001-0900

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex- CHINA EQUITY ETF
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 100.2%

	Shares	Value
BRAZIL — 3.2%
BRF	53,100	$217,975
Embraer *	41,900	381,097
Petroleo Brasileiro	76,900	490,564
Santos Brasil Participacoes	136,100	289,258
Vibra Energia	91,300	263,650
		1,642,544
CHILE — 0.3%
Empresas Copec	25,126	153,582

CHINA — 0.5%
Jinan Acetate Chemical	9,000	246,244

CZECHIA — 0.2%
Moneta Money Bank	24,311	123,795

EGYPT — 0.2%
Eastern SAE	139,872	81,177

GREECE — 2.3%
Eurobank Ergasias Services and Holdings	283,262	654,097
National Bank of Greece	12,694	100,688
OPAP	20,612	335,095
Piraeus Financial Holdings	24,325	96,975
		1,186,855
INDIA — 27.6%
360 ONE WAM	15,889	232,877
ABB India	1,064	85,905
Ajanta Pharma	5,993	205,255
Amber Enterprises India *	4,506	388,820
Bajaj Auto	5,167	531,017
Bajaj Holdings & Investment	1,840	255,469
Bharti Airtel	24,414	452,770
Blue Star	10,334	258,206
Central Depository Services India	10,238	210,306
Cholamandalam Financial Holdings	10,594	173,096
Colgate-Palmolive India	14,374	450,064
Dixon Technologies India	2,560	536,327
GE T&D India	20,670	501,191
GlaxoSmithKline Pharmaceuticals	8,201	215,706
Glenmark Pharmaceuticals	5,337	100,308
Great Eastern Shipping	17,099	192,133
HCL Technologies	10,987	246,064
HDFC Asset Management	7,496	367,652

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex- CHINA EQUITY ETF
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
INDIA (continued)
Hero MotoCorp	9,582	$465,660
Himadri Speciality Chemical	15,016	102,552
Hindustan Aeronautics	6,719	327,919
ICICI Bank	40,715	609,509
ICICI Lombard General Insurance	19,817	413,810
InterGlobe Aviation *	2,040	108,518
Kalyan Jewellers India	40,010	358,093
Lupin	24,729	680,429
Neuland Laboratories	1,861	298,316
Oil India	48,036	241,684
Oracle Financial Services Software	2,437	364,052
Page Industries	354	196,465
PB Fintech *	13,927	343,052
Persistent Systems	3,139	236,769
Reliance Industries	9,176	130,271
Solar Industries India	837	95,646
Sun Pharmaceutical Industries	16,047	353,568
Tata Consultancy Services	6,537	312,657
Tech Mahindra	7,470	148,870
Torrent Pharmaceuticals	10,140	397,961
Torrent Power	5,417	94,020
Trent	15,239	1,267,936
UTI Asset Management	10,801	169,376
Voltas	5,036	105,289
Whirlpool of India	17,665	379,685
Zomato *	142,283	462,096
		14,067,369
INDONESIA — 1.5%
Adaro Energy Indonesia	1,261,800	190,505
Indofood Sukses Makmur	521,800	249,634
United Tractors	187,000	311,086
		751,225
MALAYSIA — 0.8%
Petronas Dagangan	32,700	141,287
RHB Bank	168,400	244,041
		385,328
MEXICO — 0.4%
Corporativo Fragua	2,220	72,602
Vista Energy *	2,200	121,042
		193,644

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex- CHINA EQUITY ETF
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
PERU — 0.4%
Credicorp	1,165	$213,568

PHILIPPINES — 0.6%
International Container Terminal Services	16,700	111,439
Metropolitan Bank & Trust	148,240	184,515
		295,954
POLAND — 1.0%
Benefit Systems	434	304,176
CCC *	5,026	223,643
		527,819
QATAR — 0.2%
Barwa Real Estate	142,835	111,020

ROMANIA — 0.8%
NEPI Rockcastle	52,877	386,672

RUSSIA — 0.0%
Gazprom Neft PJSC (A)	111,970	–
Novolipetsk Steel PJSC (A)	98,630	–
PhosAgro PJSC GDR *(A)	22,934	–
Severstal PAO (A)	11,625	–
		–
SAUDI ARABIA — 6.0%
Electrical Industries	439,112	846,109
SAL Saudi Logistics Services	1,363	91,631
Saudi Telecom	121,358	1,291,936
United Electronics	35,576	854,036
		3,083,712
SOUTH AFRICA — 4.0%
AVI	56,064	325,985
Investec	140,651	932,008
Naspers, Cl N	2,467	545,593
OUTsurance Group	72,339	254,931
		2,058,517
SOUTH KOREA — 14.3%
DB Insurance	1,984	138,542
Hana Financial Group	10,924	421,481
HD Hyundai	4,793	257,858
HD Korea Shipbuilding & Offshore Engineering *	1,386	214,657
JB Financial Group	65,727	726,852
Kia	6,658	455,429

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex- CHINA EQUITY ETF
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
SOUTH KOREA (continued)
Korea Electric Power *	27,569	$375,477
Korea Investment Holdings	4,641	224,776
LG Uplus	15,690	110,096
Meritz Financial Group	2,135	150,827
NH Investment & Securities	17,168	162,683
Samsung Electronics	54,541	1,970,982
Samsung Securities *	19,536	577,262
SK Hynix	6,611	780,935
Woori Financial Group	71,280	744,200
		7,312,057
TAIWAN — 29.6%
Asustek Computer	43,000	807,943
Compal Electronics	224,000	257,244
CTBC Financial Holding	645,000	769,251
Eva Airways	270,000	365,249
Evergreen Marine Taiwan	111,000	761,793
Fubon Financial Holding	477,400	1,314,927
Hon Hai Precision Industry	159,000	892,373
International Games System	12,000	356,510
Makalot Industrial	25,440	249,088
Taiwan Semiconductor Manufacturing	252,000	8,263,051
Topco Scientific	38,000	324,544
Tripod Technology	33,000	198,798
Wan Hai Lines	46,000	113,791
Yang Ming Marine Transport	191,000	441,022
		15,115,584
THAILAND — 1.2%
SCB X	66,600	229,521
TMBThanachart Bank	2,659,700	145,096
True *	724,200	235,771
		610,388
TÜRKIYE — 0.6%
TAV Havalimanlari Holding *	37,524	290,765

UNITED ARAB EMIRATES — 3.5%
ADNOC Drilling PJSC	147,317	213,773
ADNOC Logistics & Services	188,885	279,236
Emirates Integrated Telecommunications PJSC	235,463	480,151
Salik PJSC	537,177	789,740
		1,762,900

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex- CHINA EQUITY ETF
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
UNITED STATES — 1.0%
JBS S	88,400	$519,423

TOTAL COMMON STOCK
(Cost $48,280,764)		51,120,142

PREFERRED STOCK — 3.3%

BRAZIL — 2.8%
Cia Energetica de Minas Gerais (B)	200,400	360,392
Cia Paranaense de Energia - Copel (B)	121,500	179,953
Itau Unibanco Holding (B)	143,300	712,806
Itausa (B)	117,652	168,159
		1,421,310
SOUTH KOREA — 0.5%
Hyundai Motor (B)	2,363	244,944

TOTAL PREFERRED STOCK
(Cost $1,926,096)		1,666,254

RIGHTS — 0.0%

	Number of
	Rights	Value
MEXICO — 0.0%
Alfa, Expires 10/25/2024	26,925	5,620

TOTAL RIGHTS
(Cost $–)		5,620

TOTAL INVESTMENTS— 103.5%
(Cost $50,206,860)		$52,792,016

Percentages are based on Net Assets of $50,983,477.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

RAY-QH-002-0700

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 100.8%

	Shares	Value
BELGIUM — 0.2%
KBC Group	1,647	$127,125

CANADA — 2.8%
Agnico Eagle Mines	5,726	447,831
Celestica *	7,600	701,026
Manulife Financial, Cl Common Subs. Receipt	20,000	614,101
		1,762,958
CHINA — 0.2%
BOC Hong Kong Holdings	37,496	120,434

DENMARK — 0.6%
Danske Bank	3,669	103,779
Novo Nordisk, Cl B	3,056	264,879
		368,658
FINLAND — 0.4%
Nokia	58,009	256,761

FRANCE — 2.0%
AXA	20,571	731,057
Credit Agricole	11,147	153,402
Engie	11,322	179,493
Societe Generale	8,524	239,730
		1,303,682
GERMANY — 0.8%
MTU Aero Engines	582	194,056
Siemens Energy *	6,028	314,471
		508,527
HONG KONG — 0.3%
Techtronic Industries	13,996	184,681

ISRAEL — 0.7%
Check Point Software Technologies *	923	172,324
Teva Pharmaceutical Industries ADR *	12,453	274,464
		446,788
ITALY — 0.3%
Intesa Sanpaolo	54,579	218,323

JAPAN — 2.9%
Asics	6,721	133,000
MS&AD Insurance Group Holdings	14,200	311,630
Recruit Holdings	15,342	1,087,978

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
JAPAN (continued)
Sumitomo Mitsui Financial Group	14,100	$337,697
		1,870,305
NETHERLANDS — 1.7%
Adyen *	230	342,242
ING Groep	38,319	600,346
NN Group	2,850	124,156
		1,066,744
NEW ZEALAND — 0.2%
Xero *	1,316	137,343

NORWAY — 0.3%
DNB Bank	10,584	211,450

SINGAPORE — 0.7%
Sea ADR *	4,115	436,602

SOUTH KOREA — 1.0%
Coupang, Cl A *	28,763	632,211

SPAIN — 0.4%
CaixaBank	45,967	249,227

SWEDEN — 1.6%
Essity, Cl B	4,223	113,016
Evolution	2,100	162,081
Skandinaviska Enskilda Banken, Cl A	18,153	248,820
Svenska Handelsbanken, Cl A	16,591	171,477
Swedbank	9,680	191,248
Telefonaktiebolaget LM Ericsson, Cl B	17,655	143,614
		1,030,256
SWITZERLAND — 0.3%
ABB	3,412	184,747

UNITED KINGDOM — 6.5%
Barclays	167,832	563,630
HSBC Holdings	134,704	1,314,447
International Consolidated Airlines Group	441,001	1,667,416
NatWest Group	80,451	405,142
Rolls-Royce Holdings *	27,385	195,012
		4,145,647
UNITED STATES — 76.9%
AbbVie	8,534	1,516,492
Acuity Brands	4,322	1,262,586

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
UNITED STATES (continued)
Allison Transmission Holdings	5,649	$610,431
Alphabet, Cl A	10,500	1,987,650
Altria Group	18,504	967,574
Amazon.com *	10,259	2,250,722
American Electric Power	4,616	425,734
Apple	10,074	2,522,731
AT&T	28,281	643,958
Axis Capital Holdings	2,088	185,039
BellRing Brands *	14,793	1,114,504
Booking Holdings	111	551,495
Booz Allen Hamilton Holding, Cl A	1,526	196,396
Bright Horizons Family Solutions *	1,657	183,678
Bristol-Myers Squibb	8,485	479,912
Brown & Brown	2,815	287,186
Cava Group *	1,984	223,795
Cencora, Cl A	1,475	331,403
CNA Financial	3,950	191,062
Colgate-Palmolive	6,936	630,552
CommVault Systems *	3,174	478,988
Corpay *	739	250,092
CubeSmart ‡	6,301	269,998
CyberArk Software *	379	126,264
DocuSign, Cl A *	2,150	193,371
DoorDash, Cl A *	3,169	531,600
Dynatrace *	3,190	173,377
eBay	2,806	173,832
Ecolab	716	167,773
Eli Lilly	1,224	944,928
Evergy	2,575	158,491
Exelixis *	41,027	1,366,199
Fortinet *	6,282	593,523
Garmin	1,093	225,442
General Motors	11,243	598,915
Gilead Sciences	7,834	723,626
GoDaddy, Cl A *	1,014	200,133
Guidewire Software *	3,403	573,678
HCA Healthcare	1,858	557,679
Houlihan Lokey, Cl A	831	144,311
Kimberly-Clark	4,040	529,402
Leidos Holdings	722	104,011
Lockheed Martin	545	264,837
Lowe's	5,855	1,445,014

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
UNITED STATES (continued)
McKesson	1,450	$826,369
Meta Platforms, Cl A	226	132,325
Microsoft	7,236	3,049,974
Motorola Solutions	1,067	493,200
Netflix *	264	235,308
NextEra Energy	6,121	438,815
NVIDIA	29,497	3,961,152
Omega Healthcare Investors ‡	10,662	403,557
Otis Worldwide	2,149	199,019
Philip Morris International	12,757	1,535,305
Pinnacle West Capital	6,686	566,772
ROBLOX, Cl A *	4,616	267,082
RTX	3,626	419,601
Ryan Specialty Holdings, Cl A	2,178	139,740
Shell	34,060	1,056,177
Smartsheet, Cl A *	25,114	1,407,138
Spotify Technology *	1,649	737,730
Sprouts Farmers Market *	9,518	1,209,452
Targa Resources	2,148	383,418
Tenet Healthcare *	6,520	823,020
Toast, Cl A *	4,345	158,375
Tyson Foods, Cl A	2,443	140,326
Unum Group	19,418	1,418,097
Veeva Systems, Cl A *	850	178,712
Veralto	2,660	270,921
VeriSign *	921	190,610
Viking Holdings *	23,569	1,038,450
Zoom Video Communications, Cl A *	2,776	226,549
		49,265,578
TOTAL COMMON STOCK
(Cost $59,886,723)		64,528,047

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

WARRANT — 0.0%

	Number of
	Warrants	Value
CANADA — 0.0%
Constellation Software, Expires 08/22/2028 (A)	202	$–

TOTAL WARRANT
(Cost $—)		–

TOTAL INVESTMENTS— 100.8%
(Cost $59,886,723)		$64,528,047

Percentages are based on Net Assets of $64,022,174.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

RAY-QH-003-0700

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM
JAPAN EQUITY ETF
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 100.4%

	Shares	Value
JAPAN — 100.4%
Communication Services — 3.4%
Internet Initiative Japan	59,671	$1,133,544
		1,133,544
Consumer Discretionary — 31.3%
ABC-Mart	52,700	1,070,029
Asics	70,700	1,399,065
Denso	56,780	800,072
Fast Retailing	4,669	1,598,916
Japan Eyewear Holdings	24,874	381,435
Resorttrust	62,400	1,247,524
Sanrio	45,573	1,606,480
Seiren	58,600	1,044,404
Toyota Motor	67,100	1,343,196
		10,491,121
Consumer Staples — 5.4%
Lifedrink	66,636	964,178
Toyo Suisan Kaisha	12,172	833,359
		1,797,537
Financials — 9.6%
Mitsubishi UFJ Financial Group	165,200	1,940,438
Premium Group	77,000	1,266,022
		3,206,460
Health Care — 2.9%
Daiichi Sankyo	34,967	968,290
		968,290
Industrials — 27.9%
Ebara	43,400	679,471
Fuji Electric	14,589	794,430
Fujikura	50,731	2,113,684
Hitachi	50,165	1,256,679
Hoshizaki	20,474	816,042
Kawasaki Heavy Industries	19,400	898,651
Kyudenko	20,863	686,849
Mitsubishi	46,646	772,882
SIGMAXYZ Holdings	216,400	1,292,947
		9,311,635
Information Technology — 14.6%
Disco	3,486	947,803
Maruwa	5,802	1,784,975
NEC	15,223	1,328,961

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM
JAPAN EQUITY ETF
DECEMBER 31, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
JAPAN (continued)
Information Technology (continued)
SCSK	39,800	$843,559
		4,905,298
Materials — 5.3%
Osaka Soda	78,930	1,002,445
Shin-Etsu Chemical	22,782	767,711
		1,770,156
TOTAL COMMON STOCK
(Cost $30,047,587)		33,584,041

TOTAL INVESTMENTS— 100.4%
(Cost $30,047,587)		$33,584,041

Percentages are based on Net Assets of $33,459,528.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

RAY-QH-004-0200